Consolidated Balance Sheets	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 AUD ($)
Current assets:
Cash and cash equivalents	$ 8,544,105		$ 10,240,429
Inventories	5,585,866		4,377,933
Accounts receivable	956,500		2,125,500
Prepayments	915,196		1,200,188
Restricted cash	35,000		35,000
Research and development tax incentive receivable	2,188,203		3,774,343
Other current assets	248,041		249,540
Total current assets	18,472,911		22,002,933
Non-current assets:
Property, plant and equipment	32,690,674		32,304,310
Less accumulated depreciation	(28,243,602)		(27,456,376)
Property, plant and equipment - net	4,447,072		4,847,934
Right-of-use asset - operating leases	2,468,019		2,662,885
Right-of-use asset - finance leases	39,726		49,074
Restricted cash	320,000		320,000
Other non-current assets	93,036		90,045
Total non-current assets	7,367,853		7,969,938
Total assets	25,840,764		29,972,871
Current liabilities:
Accounts payable	356,222		1,240,902
Accrued expenses	1,795,801		2,056,929
Contract liabilities	4,781		36,132
Lease liability - operating leases	900,402		825,475
Lease liability - finance leases	9,679		9,236
Employee entitlements liabilities	896,933		869,195
Short-term loan	697,284		911,082
Total current liabilities	4,661,102		5,948,951
Non-current liabilities:
Asset retirement obligations	1,296,533		1,214,255
Employee entitlements liabilities	109,311		76,165
Lease liability - operating leases	2,365,667		3,179,294
Lease liability - finance leases	36,718		46,397
Total non-current liabilities	3,808,229		4,516,111
Total liabilities	8,469,331		10,465,062
Commitments and Contingencies
Stockholders’ equity:
Preferred stock, US$0.01 par value. Authorized 1,000,000 shares; issued & outstanding nil at December 31, 2024 (nil at December 31, 2023). Common stock, US$0.0001 par value. Authorized 750,000,000 shares; issued & outstanding 298,067,435 shares at December 31, 2024 (Authorized 300,000,000 shares; issued & outstanding 212,369,435 at December 31, 2023)	29,807		21,237
Additional paid-in capital	131,347,039		119,239,087
Accumulated deficit	(99,407,192)		(92,678,783)
Current year loss	(14,252,898)		(6,741,564)
Accumulated other comprehensive loss	(345,323)		(332,168)
Total stockholders’ equity	17,371,433		19,507,809
Total liabilities and stockholders’ equity	$ 25,840,764		$ 29,972,871